 SUPPLEMENT DATED JANUARY 1, 2007
TO THE PROSPECTUS OF MATTHEWS ASIAN FUNDS
DATED APRIL 28, 2006

The following supplements the Portfolio Managers sections on pages 8, 20, 28, and 36 of the Prospectus:

EFFECTIVE January 1, 2007:

The Lead Manager for the Matthews Asia Pacific Fund is Mark W. Headley and the Co-Managers are Richard H. Gao, Taizo Ishida and Sharat Shroff.

The Lead Manager of the Matthews Asia Technology Fund is J. Michael Oh and the Co-Manager is Mark W. Headley.

The Lead Manager of the Matthews India Fund is Andrew T. Foster and the Co-Manager is Sharat Shroff.

The Lead Managers of the Matthews Korea Fund are G. Paul Matthews and Mark W. Headley and the Co-Manager is J. Michael Oh.

The following supplements the Management of the Funds - Portfolio Managers section on pages 42-43 of the Prospectus:

The Funds are managed by one or more Lead Portfolio Managers and one or more Co-Portfolio Managers. A Lead Portfolio Manager of a Fund is responsible for its day-to-day investment management decisions and is supported by and consults with that Fund’s Co-Manager(s).

G. Paul Matthews is Lead Portfolio Manager of the Matthews Asian Growth and Income and Korea Funds; and the Co-Manager of the Matthews China Fund.

Mark W. Headley is Lead Portfolio Manager of the Matthews Asia Pacific, Pacific Tiger, Japan and Korea Funds; and the Co-Manager of the Matthews Asian Technology and China Funds.

Andrew T. Foster is the Lead Portfolio Manager of the Matthews India and Asia Pacific Equity Income Funds; and the Co-Manager of the Matthews Asian Growth and Income Fund.

J. Michael Oh is the Lead Portfolio Manager of the Matthews Asian Technology Fund; and the Co-Manager of the Matthews Korea Fund.

Sharat Shroff is the Co-Manager of the Matthews Asia Pacific and India Funds.

Taizo Ishida is the Co-Manager of the Matthews Asia Pacific and Japan Funds.

Matthews Asian Funds are distributed by PFPC Distributors, Inc.

 SUPPLEMENT DATED JANUARY 1, 2007
TO THE STATEMENT OF ADDITIONAL INFORMATION OF MATTHEWS ASIAN
FUNDS DATED APRIL 28, 2006

The following supplements the Portfolio Managers section on pages 44-46 of the SAI:

EFFECTIVE January 1, 2007:

G. Paul Matthews is Lead Portfolio Manager of the Matthews Asian Growth and Income and Korea Funds; and the Co-Manager of the Matthews China Fund.

Mark W. Headley is Lead Portfolio Manager of the Matthews Asia Pacific, Pacific Tiger, Japan and Korea Funds; and the Co-Manager of the Matthews Asian Technology and China Funds.

Andrew T. Foster is the Lead Portfolio Manager of the Matthews India and Asia Pacific Equity Income Funds; and the Co-Manager of the Matthews Asian Growth and Income Fund.

J. Michael Oh is the Lead Portfolio Manager of the Matthews Asian Technology Fund and the Co-Manager of the Matthews Korea Fund.

Sharat Shroff is the Co-Manager of the Matthews Asia Pacific and India Funds.

Taizo Ishida is the Co-Manager of the Matthews Asia Pacific and Japan Funds.

Matthews Asian Funds are distributed by PFPC Distributors, Inc.

 SUPPLEMENT DATED JANUARY 1, 2007
TO THE PROSPECTUS OF MATTHEWS ASIAN FUNDS
DATED OCTOBER 31, 2006

The following supplements the Management of the Funds - Portfolio Managers section on page 15 of the Prospectus:

Andrew T. Foster is the Lead Portfolio Manager of the Matthews India Fund; and the Co-Manager of the Matthews Asian Growth and Income Fund.

Matthews Asian Funds are distributed by PFPC Distributors, Inc.

SUPPLEMENT DATED JANUARY 1, 2007
TO THE STATEMENT OF ADDITIONAL INFORMATION OF MATTHEWS ASIAN
FUNDS DATED OCTOBER 31, 2006

The following supplements the Portfolio Managers section on page 40 of the SAI:

EFFECTIVE January 1, 2007:

Andrew T. Foster is the Lead Portfolio Manager of the Matthews India Fund; and the Co-Manager of the Matthews Asian Growth and Income Fund.

Matthews Asian Funds are distributed by PFPC Distributors, Inc.